Stockholders’ Equity (Details) - Detail 3			12 Months Ended
	Oct. 07, 2022 USD ($) shares	Jul. 19, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares $ / item shares	Dec. 29, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Jan. 19, 2022 $ / shares
Series B Preferred Stock [Member]
Stockholders Equity [Line Items]
Sale of shares		1
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Cash received (in Dollars) | $		$ 20,000	$ 20,000
Number of preferred stock votes		250,000,000
Redemption preferred stock (in Dollars) | $			$ 20,000
Redemption amount paid (in Dollars) | $	$ 20,000
Number of shares redeemed	1
Redemption date			September 13, 2022
Preferred stock, shares authorized			1		1
Series B-2 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001	$ 0.001
Shares of convertible preferred stock				2,625
Preferred stock, shares authorized			2,625
Par value (in Dollars per share) | $ / shares			$ 1,000
Conversion price per share (in Dollars per share) | $ / shares			$ 4.71
Conversion price description			(i) the Alternate Conversion Price (as defined below) and (ii) the quotient of (x) the 125% redemption premium multiplied by (y) the amount of Series B-2 Preferred Stock subject to such conversion. “Triggering Events” include, among others, (i) a suspension of trading or the failure to be traded or listed on an eligible market for five consecutive days or more, (ii) the failure to remove restrictive legends when required, (iii) the Company’s default in payment of indebtedness in an aggregate amount of $500,000 or more(the Company is currently in default for payments greater than $500,000), (iv) proceedings for a bankruptcy, insolvency, reorganization or liquidation, which are not dismissed with 30 days, (v) commencement of a voluntary bankruptcy proceeding, and (viii) final judgments against the Company for the payment of money in excess of $500,000.
Floor price (in Dollars per Item) | $ / item			0.942
Volume weighted average price percentage			80.00%
Percentage of stock conversion.			125.00%
Preferred stock redemption percentage			115.00%
Excess of beneficially owned percentage			4.99%